Segmental Reporting	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Segmental Reporting
32	SEGMENTAL REPORTING
Information reported to the Group’s chief operating decision maker (“CODM”), who are directors of the Group, in order to allocate resources and assess its performance, and for which discrete financial information is available, is based on each business unit’s performance located in each country where a set of similar services are offered. Country directors (i.e. segment managers) are responsible for performance of the respective country’s business units and are directly accountable to the Group’s CODM.
Based on an overall evaluation of all facts and circumstances, and after combining operating segments with similar economic characteristics that comply with the aggregation criteria specified in IFRS 8
Operating segments,
the Group has determined that it operates as a single reportable segment. The information below includes information about the Group’s products and services, geographical areas, and major customers.

	2022	2022	2021	2020
	US$’000	S$’000	S$’000	S$’000
Revenue
Omnichannel CX solutions	285,724	384,184	334,047	273,174
Sales and digital marketing	123,833	166,506	114,718	66,235
Content, trust and safety	81,434	109,496	103,538	92,452
Other business process services and other services	2,925	3,934	2,895	2,862

	493,916	664,120	555,198	434,723

Analysis of revenue and carrying amount of
non-current
asset by geography
The Group presents revenue by geographical location based on which office delivers the service, irrespective of the location of the customer engaging the Group’s services or location of the customer that the Group is interacting with. Non-current assets below exclude financial instruments and deferred tax assets.

	Revenue				Non-current assets
	2022	2022	2021	2020	December 31, 2022	December 31, 2021
	US$’000	S$’000	S$’000	S$’000	S$’000	S$’000
Singapore	106,453	143,137	143,989	121,062	10,422	11,238
The Philippines	122,716	165,004	144,313	109,268	21,733	24,009
Malaysia	149,655	201,226	145,184	112,976	18,720	8,219
Thailand	66,628	89,588	71,574	54,185	8,742	11,692
Japan	20,095	27,020	30,838	22,759	2,705	5,670
China	12,530	16,848	11,671	11,500	1,133	1,868
Others*	15,839	21,297	7,629	2,973	16,115	10,710

	493,916	664,120	555,198	434,723	79,570	73,406

*	Comprises revenue from Australia, Colombia, Hong Kong, India, Romania, Spain, South Korea, Taiwan, Türkiye and Viet na m.
Information about major customers
During the year, the Group had revenue transactions with major customers that amounted to more than 10% of the Group’s revenue as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Customer
A	246,281	237,595	160,625
B	120,378	104,629	102,003
C	81,794	62,830	54,585
D	68,037	*	*

	516,490	405,054	317,213

*	Represents less than 10% of the Group’s revenue in 2021 and 2020.